Financial Instruments and Financial Risk Management (Details) - Schedule of analyzes non-derivative financial liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Financial Risk Management (Details) - Schedule of analyzes non-derivative financial liabilities [Line Items]
Lease liabilities
IIA liability
Short-term bank loans
Long-term loans	66
Accounts payable and accruals
Non-derivative financial liabilities	66
Less than one year [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of analyzes non-derivative financial liabilities [Line Items]
Lease liabilities	204	365
IIA liability
Short-term bank loans	1,606
Long-term loans	617
Accounts payable and accruals	4,517	4,058
Non-derivative financial liabilities	6,944	4,423
Between one to two years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of analyzes non-derivative financial liabilities [Line Items]
Lease liabilities	13	197
IIA liability		182
Short-term bank loans
Long-term loans	540
Accounts payable and accruals
Non-derivative financial liabilities	$ 553	$ 379